UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		MOLLER FINANCIAL SERVICES
Address: 	ONE NORTHFIELD PLAZA
		Suite 200
		NORTHFIELD, IL 60093

13F File Number: 28-13687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 	JOHN NOWAK
Title: 	CHIEF COMPLIANCE OFFICER
Phone: 	847-234-7575
Signature, Place, and Date of Signing:
JOHN NOWAK	NORTHFIELD, ILLINOIS	November 14, 2012

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 41
Form 13F Information Table Value Total: $121,965

List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE
									VALUE 		SHARES/ SH/ 	PUT/	INVSTMT	OTHER 		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS		CUSIP		(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------- ---------------- 	----------	---------	------- ----	----	-----------------	------- ------- ------
AT&T INC 			COM			00206R102	780		20700	SH		SOLE			10083	0	10617
ABBOTT LABS			COM			002824100	274		4000	SH		SOLE			0	0	4000
AMGEN INC 			COM			031162100	1335		15844	SH		SOLE			7309	0	8535
CBOE HLDGS INC			COM			12503M108	202		6887	SH		SOLE			6887	0	0
CME GROUP INC			COM			12572Q105	411		7180	SH		SOLE			5005	0	2175
CONOCOPHILLIPS 			COM			20825C104	323		5653	SH		SOLE			5653	0	0
DU PONT E I DE NEMOURS & CO 	COM			263534109	878		17461	SH		SOLE			17428	0	33
EXXON MOBIL CORP 		COM			30231G102	786		8591	SH		SOLE			5439	0	3152
GENERAL ELECTRIC CO 		COM			369604103	890		39172	SH		SOLE			38372	0	800
HEINZ H J CO 			COM			423074103	621		11100	SH		SOLE			10000	0	1100
ILLINOIS TOOL WKS INC		COM			452308109	615		10348	SH		SOLE			0	0	10348
ISHARES TR			BARCLYS TIPS BD		464287176	2284		18760	SH		SOLE			11019	0	7741
ISHARES TR 			S&P 500 INDEX		464287200	9109		63083	SH		SOLE			46728	0	16355
ISHARES TR 			IBOXX INV CPBD		464287242	947		7773	SH		SOLE			7773	0	0
ISHARES TR 			S&P NA NAT RES		464287374	13859		350768	SH		SOLE			252716	0	98052
ISHARES TR 			MSCI EAFE INDEX		464287465	2439		46012	SH		SOLE			25289	0	20723
ISHARES TR 			S&P MIDCAP 400		464287507	1015		10289	SH		SOLE			10289	0	0
ISHARES TR 			RUSSELL 2000		464287655	11586		138858	SH		SOLE			114607	0	24251
ISHARES TR 			S&P SMLCAP 600		464287804	423		5484	SH		SOLE			2289	0	3195
JPMORGAN CHASE & CO 		COM			46625H100	1347		33278	SH		SOLE			18466	0	14812
JOHNSON & JOHNSON 		COM			478160104	828		12015	SH		SOLE			10915	0	1100
KENNAMETAL INC			COM			489170100	222		6000	SH		SOLE			6000	0	0
MARSH & MCLENNAN COS INC	COM			571748102	438		12900	SH		SOLE			0	0	12900
POWERSHARES GLOBAL ETF TRUST	FDM HG YLD RAFI		73936T557	5009		262820	SH		SOLE			181431	0	81389
PRICE T ROWE GROUP INC 		COM			74144T108	506		8000	SH		SOLE			8000	0	0
PROCTER & GAMBLE CO 		COM			742718109	811		11699	SH		SOLE			9706	0	1993
SPDR SERIES TRUST 		DJ REIT ETF		78464A607	1826		25381	SH		SOLE			19316	0	6065
VANGUARD BD INDEX FD INC 	TOTAL BND MRKT		921937835	2246		26380	SH		SOLE			16329	0	10051
VANGUARD TAX MANAGED INTL FD 	MSCI EAFE ETF		921943858	6697		203665	SH		SOLE			168271	0	35394
VANGUARD INTL EQUITY INDEX F	FTSE SMCAP ETF		922042718	476		5448	SH		SOLE			2605	0	2843
VANGUARD INTL EQUITY INDEX F 	MSCI EMR MKT ETF	922042858	5585		133862	SH		SOLE			101350	0	32512
VANGUARD INDEX FDS		REIT ETF		922908553	12225		188162	SH		SOLE			133275	0	54887
VANGUARD INDEX FDS		LARGE CAP ETF		922908637	13012		198083	SH		SOLE			146296	0	51787
VANGUARD INDEX FDS		SMALL CP ETF		922908751	9452		117949	SH		SOLE			80841	0	37108
WISDOMTREE TRUST		LARGECAP DIVID		97717W307	1413		25857	SH		SOLE			19174	0	6683
WISDOMTREE TRUST		EMERG MKTS ETF		97717W315	2043		38058	SH		SOLE			22962	0	15096
WISDOMTREE TRUST		GLB EX US RL EST	97717W331	216		7480	SH		SOLE			0	0	7480
WISDOMTREE TRUST		SMLCAP EARN FD		97717W562	1250		22289	SH		SOLE			22289	0	0
WISDOMTREE TRUST		EARNING 500 FD		97717W588	1247		24966	SH		SOLE			24966	0	0
WISDOMTREE TRUST		SMALLCAP DIVID		97717W604	1027		20343	SH		SOLE			0	0	20343
WISDOMTREE TRUST		DEFA FD			97717W703	5312		122321	SH		SOLE			99194	0	23127